Fees Summary	May 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 660,857,088.34
Previously Paid Amount	0
Total Fee Amount	101,177.22
Total Offset Amount	87,599.97
Net Fee	$ 13,577.25